Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Segment Reporting [Abstract]
Table Of Business Assets And Liabilities Segments

Group (banking activity) (1)	December 31, 2023	December 31, 2022
Financial assets at amortized cost - Loans and advances	1,975,497,390	2,233,080,125
Corporate banking (2)	137,874,430	209,874,068
Small and medium companies (3)	881,881,010	815,544,667
Retail	955,741,950	1,207,661,390
Other assets	4,134,611,115	3,845,376,549

TOTAL ASSETS	6,110,108,505	6,078,456,674

Financial liabilities at amortized cost – Deposits	3,639,306,660	4,091,312,436
Corporate banking (2) (3)	988,616,579	884,612,690
Small and medium companies (2) (3)	622,225,377	758,005,276
Retail	2,028,464,704	2,448,694,470
Other liabilities	1,056,025,149	861,719,180

TOTAL LIABILITIES	4,695,331,809	4,953,031,616

(1)
It includes BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión, Consolidar A.F.J.P. (undergoing liquidation proceedings), PSA Finance Argentina Cía. Financiera S.A. and Volkswagen Financial Services Compañía Financiera S.A.

(2)	It includes the Financial Sector.
(3)	It includes Government Sector.